Trade and other liabilities	12 Months Ended
Dec. 31, 2024
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Trade and other liabilities
24. Trade and other liabilities

All figures in £ millions	2024	2023
Current
Trade payables	273	317
Sales return liability	27	31
Deferred income	329	295
Interest payable	12	4
Accruals and other liabilities	413	628
	1,054	1,275

Non-current
Deferred income	62	73
Accruals and other liabilities	21	25
	83	98
The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods. The decrease in trade and other liabilities held by the Group is driven primarily by the reduction in the accrual for share buyback programmes, the payment of deferred consideration in relation to previous acquisitions as well as the timing of certain working capital payments.